SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties (Details) - Trading securities - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value	[1]	$ 13,937,427
Amount at which shown in the balance sheet	[1]	13,937,427
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	12,480,569
Fair value	[1]	12,654,859
Amount at which shown in the balance sheet	[1]	12,654,859
Fixed maturities | U.S. government and government sponsored enterprises
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	2,215,738
Fair value	[1]	2,205,964
Amount at which shown in the balance sheet	[1]	2,205,964
Fixed maturities | U.S. states, territories and municipalities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	648,018
Fair value	[1]	690,311
Amount at which shown in the balance sheet	[1]	690,311
Fixed maturities | Non-U.S. sovereign government, supranational and government related
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	1,696,378
Fair value	[1]	1,750,770
Amount at which shown in the balance sheet	[1]	1,750,770
Fixed maturities | Corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	6,033,574
Fair value	[1]	6,128,636
Amount at which shown in the balance sheet	[1]	6,128,636
Fixed maturities | Asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	46,946
Fair value	[1]	51,703
Amount at which shown in the balance sheet	[1]	51,703
Fixed maturities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	1,835,171
Fair value	[1]	1,822,725
Amount at which shown in the balance sheet	[1]	1,822,725
Fixed maturities | Other mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost		4,744
Fair value		4,750
Amount at which shown in the balance sheet	[1]	4,750
Equities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	567,848
Fair value	[1]	638,596
Amount at which shown in the balance sheet	[1]	638,596
Equities | Banks, trust and insurance companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	27,154
Fair value	[1]	40,602
Amount at which shown in the balance sheet	[1]	40,602
Equities | Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	540,694
Fair value	[1]	597,994
Amount at which shown in the balance sheet	[1]	597,994
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	4,394
Fair value	[1]	4,400
Amount at which shown in the balance sheet	[1]	4,400
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value	[1],[3]	639,572
Amount at which shown in the balance sheet	[1],[3]	639,572
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Investments Not Carried At Fair Value		$ 746,000	$ 632,000

[1]	Excludes the investment portfolio underlying the funds held–directly managed account. While the net investment income and net realized and unrealized gains and losses inure to the benefit of the Company, the Company does not legally own the investments.
[2]	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
[3]	Other invested assets excludes the Company’s investments accounted for using the cost method of accounting and the equity method of accounting of $746 million